Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 485	$ 488
Preferred Stock, par value	$ 1	$ 1
Preferred Stock. shares authorized	250,000	250,000
Preferred Stock, shares issued	0	0
Common Stock, par value	$ 1	$ 1
Common Stock, shares authorized	4,000,000
Common Stock, Shares, Issued	1,423,684	1,417,724
Treasury Stock, shares	514,309	501,038